Inventories	12 Months Ended
Mar. 31, 2018
Classes Of Inventories [Abstract]
Inventories
6.	Inventories:

	March 31,	March 31,
	2018	2017

Raw materials	$3,358,264	$5,539,437
Work in progress	474,057	3,154,833
Finished goods	675,031	3,807,455
Supplies and spare parts	753,977	741,010
	$5,261,329	$13,242,735

For the year ended March 31, 2018, the cost of sales of $21,321,290 ($34,015,571 for the thirteen-month period ended March 31, 2017) was comprised of inventory costs of $18,359,553 ($33,334,255 for the thirteen-month period ended March 31, 2017) which consisted of raw materials and changes in work in progress and finished goods, other costs of $584,768 ($424,403 for the thirteen-month period ended March 31, 2017) and impairment loss on inventories of $2,376,969 ($256,913 for the thirteen-month period ended March 31, 2017).

Finished goods and work in progress inventories with a carrying value of $11,185,572 was sold to Aker BioMarine during the year ended March 31, 2018 (note 4). Furthermore, the impairment loss on inventories of $2,376,969, was recorded for the year ended March 31, 2018 on raw materials after the sale of assets transaction and is all related to the nutraceutical segment. See note 4.